UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21916
                                                     ---------

                         Oppenheimer SMA Core Bond Fund
                         ------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

  JUNE 30, 2008

--------------------------------------------------------------------------------

        Oppenheimer                                           Management
        SMA Core Bond                                        Commentaries
        Fund                                                     and
                                                              Semiannual
                                                                Report

--------------------------------------------------------------------------------

       MANAGEMENT COMMENTARIES

             An Interview with Your Fund's Managers

             Listing of Top Holdings

       SEMIANNUAL REPORT

             Listing of Investments

             Financial Statements

                                                        [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
-------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- TOP TEN INDUSTRIES
---------------------------------------------------------------------
Diversified Financial Services                                  4.4%
---------------------------------------------------------------------
Commercial Banks                                                4.0
---------------------------------------------------------------------
Insurance                                                       3.1
---------------------------------------------------------------------
Capital Markets                                                 3.0
---------------------------------------------------------------------
Media                                                           2.2
---------------------------------------------------------------------
Hotels, Restaurants & Leisure                                   1.6
---------------------------------------------------------------------
Automobiles                                                     1.3
---------------------------------------------------------------------
Diversified Telecommunication Services                          0.9
---------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                     0.9
---------------------------------------------------------------------
Multiline Retail                                                0.8


Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on net assets.

CREDIT ALLOCATION
----------------------------------------------------------------------
Agency                                                          29.8%
----------------------------------------------------------------------
AAA                                                             34.9
----------------------------------------------------------------------
AA                                                               2.7
----------------------------------------------------------------------
A                                                                7.8
----------------------------------------------------------------------
BBB                                                              5.8
----------------------------------------------------------------------
BB                                                               3.6
----------------------------------------------------------------------
Not Rated                                                       14.5
----------------------------------------------------------------------
Other Securities                                                 0.9

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total market value of investments. Average credit quality and ratings include securities rated by a national rating organization. As of that date, no securities held by the Fund were rated lower than BB.

                       10 | OPPENHEIMER SMA CORE BOND FUND

NOTES
--------------------------------------------------------------------------------

     INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY CONTACTING YOUR ADVISER OR THE "WRAP-FREE" PROGRAM SPONSOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     Shares of the Fund commenced operations on 7/23/07.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                       11 | OPPENHEIMER SMA CORE BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

     FUND EXPENSES As a shareholder of the Fund, you incur two types of costs distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                       12 | OPPENHEIMER SMA CORE BOND FUND

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        BEGINNING         ENDING          EXPENSES
                                        ACCOUNT           ACCOUNT         PAID DURING
                                        VALUE             VALUE           6 MONTHS ENDED
ACTUAL                                  JANUARY 1, 2008   JUNE 30, 2008   JUNE 30, 2008
------------------------------------------------------------------------------------------
                                        $ 1,000.00        $   991.50      $ 0.00
HYPOTHETICAL
(5% return before expenses)
------------------------------------------------------------------------------------------
                                          1,000.00          1,024.86        0.00

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 is as follows:

EXPENSE RATIO
-------------
    0.00%

The expense ratio reflects reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Fund's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                       13 | OPPENHEIMER SMA CORE BOND FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       14 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.9%
-----------------------------------------------------------------------------------------------------------

Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 2.491%, 4/15/11 1                       $    252,628   $     252,055
-----------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed
Pass-Through Certificates, Series 2006-WFH4, Cl. A1, 2.533%, 11/25/36 1            54,975          54,284
-----------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Asset-Backed Certificates,
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                           29,778          29,741
-----------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2007-3, Cl. A3, 2.821%, 6/15/12 1                                          260,000         259,348
-----------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2005-2, Cl. A4, 4.15%, 10/15/10                                40,985          41,115
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-WMC1, Mtg. Asset-Backed
Certificates, Series 2006-WMC1, Cl. A2B, 2.623%, 1/25/37 1                         36,199          35,986
-----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 2.583%, 7/1/36 1                                          130,000         125,069
-----------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 2.583%, 9/25/36 1             130,000         125,773
-----------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 2.523%, 9/25/36 1                                        39,556          38,956
                                                                                            ---------------

Total Asset-Backed Securities (Cost $ 963,476)                                                    962,327

-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--90.2%
-----------------------------------------------------------------------------------------------------------

GOVERNMENT AGENCY--52.7%
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--52.7%
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2351, Cl. PZ, 6.50%, 8/15/31                                               560,636         596,951
Series 2538, Cl. F, 3.071%, 12/15/32 1,2                                          174,370         174,995
Series 2592, Cl. F, 3.221%, 12/15/32 1                                            202,995         203,598
Series 2691, Cl. MG, 4.50%, 10/15/33                                              310,000         284,431
Series 2750, Cl. XG, 5%, 2/1/34                                                   200,000         188,275
Series 2754, Cl. PE, 5%, 2/15/34                                                  276,000         258,474
Series 2844, Cl. PE, 5%, 8/15/34                                                  211,000         197,956
Series 2890, Cl. PE, 5%, 11/1/34                                                  200,000         187,338
Series 2936, Cl. PE, 5%, 2/1/35                                                   262,000         245,025
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 2989, Cl. TS, 56.477%, 6/15/25 3                     844,358          99,292
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/19                                                                    719,711         702,258
4.50%, 7/1/22 4                                                                   590,000         570,272
5%, 3/25/18-9/1/33                                                              1,471,703       1,461,586
5%, 9/25/33 2                                                                     448,328         432,575
5%, 7/1/22-7/1/37 4                                                             1,321,000       1,274,184
5.50%, 5/1/34-9/1/36                                                            1,362,462       1,351,152
5.50%, 7/1/22-7/1/37 4                                                          1,926,000       1,902,802

                       F1 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
6%, 12/1/33                                                                  $    956,799   $     970,983
6%, 7/1/22 4                                                                      460,000         471,572
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 2001-74, Cl. QE, 6%, 12/25/31                                               443,250         456,056
Trust 2003-130, Cl. CS, 9.135%, 12/25/33 1                                        111,537         107,662
Trust 2005-59, Cl. NQ, 10.669%, 5/25/35 1                                         111,258         107,391
-----------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-60, Cl. SM, 38.567%, 8/25/32 3                                          59,840           5,493
Trust 2002-7, Cl. SK, 41.226%, 1/25/32 3                                           23,096           2,378
Trust 2002-77, Cl. BS, 33.422%, 12/18/32 3                                         36,086           4,193
Trust 2002-77, Cl. JS, 33.35%, 12/18/32 3                                          62,087           7,312
Trust 2002-77, Cl. SA, 33.473%, 12/18/32 3                                         57,709           7,040
Trust 2002-90, Cl. SN, 38.565%, 8/25/32 3                                          30,966           2,830
Trust 2002-90, Cl. SY, 41.146%, 9/25/32 3                                          15,002           1,476
Trust 2003-26, Cl. XS, 55.375%, 3/25/23 3                                         980,571          98,777
Trust 2003-52, Cl. NS, 45.309%, 6/25/23 3                                         350,258          37,059
Trust 2006-43, Cl. SJ, 50.991%, 6/25/36 3                                         479,931          45,945
Trust 2543, Cl. UB, 95.478%, 11/15/21 3                                           546,218          41,258
Trust 339, Cl. 12, 7.81%, 7/1/33 3                                                 74,079          18,710
Trust 342, Cl. 2, 9.286%, 9/1/33 3                                                578,695         155,667
Trust 343, Cl. 13, 8.358%, 9/1/33 3                                                60,806          15,293
Trust 351, Cl. 9, 5.067%, 10/1/34 3                                               665,828         161,186
Trust 354, Cl. 2, 9.574%, 11/1/34 3                                               227,845          58,916
Trust 364, Cl. 16, 9.622%, 9/1/35 3                                                76,601          19,125
                                                                                            ---------------
                                                                                               12,927,486

-----------------------------------------------------------------------------------------------------------
NON-AGENCY--37.5%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL--14.2%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2006-1, Cl. AM, 5.421%, 9/1/45                  240,000         220,006
-----------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49                                                                  260,000         253,228
-----------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 2.883%, 10/25/36 1                                       175,926         150,043
Series 2006-A5, Cl. 1A13, 2.933%, 10/25/36 1                                       84,139          70,317
-----------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. A2, 5.512%, 2/15/39                160,000         160,139
-----------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-8, Asset-Backed Certificates,
Series 2006-8, Cl. 2A1, 2.513%, 1/25/46 1                                          33,080          32,827
-----------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2006-HY13, Mtg. Pass-Through Certificates,
Series 2006-HY13, Cl. 3A1, 5.978%, 1/1/47 1                                        87,339          82,699

                       F2 | OPPENHEIMER SMA CORE BOND FUND

                                                                                PRINCIPAL
                                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
First Horizon Alternative Mortgage Securities Trust 2004-FA2,
Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35          $   45,682   $      40,444
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39               330,000         323,132
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg.
Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17                70,000          66,316
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP4, Cl. AM, 4.999%, 10/1/42                                          60,000          56,043
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                         250,000         247,100
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                        330,000         321,554
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                                            220,000         220,689
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial Mtg.
Pass-Through Certificates, Series 2005-C7, Cl. A2, 5.103%, 11/11/30                50,000          49,909
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                           140,000         138,817
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 1                                         140,000         126,740
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg.
Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                 30,000          29,361
-----------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9,
Commercial Mtg. Pass-Through Certificates, Series 2007-9,
Cl. A4, 5.70%, 9/1/17                                                             160,000         151,188
-----------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates,
Series 2007-3, Cl. 1A1, 5.658%, 6/1/37 1                                          227,602         213,413
-----------------------------------------------------------------------------------------------------------
Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through Certificates,
Series 2007-A, Cl. 1A1, 5.996%, 3/1/37 1                                           35,498          35,032
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A4,
5.882%, 8/1/46 1                                                                  228,385         221,240
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 1A2, 5.714%, 2/25/37 1,5      49,688          27,328
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY3 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 2A2, 5.665%, 3/1/37 1        127,257          92,535
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 5A1, 5.636%, 11/1/36 1        48,521          46,198
-----------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.658%, 5/1/37 1         51,258          47,836
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-EE Trust,
Mtg. Pass-Through Certificates, Series 2004-EE, Cl. 3A2, 4.013%, 12/1/34 1         63,327          62,503
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-U Trust,
Mtg. Pass-Through Certificates, Series 2004-U, Cl. A1, 6.313%, 10/1/34 1           11,018          10,993
                                                                                            ---------------
                                                                                                3,497,630

                       F3 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.6%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 6.099%, 9/25/36 1                   $    184,869   $     176,850
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5, 5.106%, 3/25/36 1                         218,285         211,616
                                                                                            -------------
                                                                                                  388,466

-----------------------------------------------------------------------------------------------------------
MULTIFAMILY--8.9%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.606%, 6/25/33 1                                         105,370         105,131
Series 2005-F, Cl. 2A3, 4.713%, 7/25/35 1                                         158,309         153,473
-----------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates,
Series 2006-4, Cl. 2A1, 5.794%, 10/25/36 1                                         85,547          75,973
-----------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through
Certificates, Series 2003-46, Cl. 1A2, 4.13%, 1/19/34 1                           104,202         103,378
-----------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-HYB1, Mtg. Pass-Through
Certificates, Series 2005-HYB1, Cl. 1A2, 4.995%, 3/25/35 1                        147,537         140,160
-----------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through
Certificates, Series 2007-HY1, Cl. 1A1, 5.694%, 4/25/37 1                         239,973         224,164
-----------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A, 5.89%, 7/25/36 1                         76,406          74,199
-----------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                           140,000         120,332
-----------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB, Cl. 2A3, 5.50%, 2/25/36                           110,000          98,622
-----------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                            100,000          90,296
Series 2005-AR4, Cl. 2A1, 5.297%, 7/19/35 1                                       159,493         137,792
-----------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35 1                                      258,809         247,105
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 5.995%, 6/25/37 1                           191,021         183,652
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through
Certificates, Series 2004-AA, Cl. 2A, 4.993%, 12/25/34 1                           50,375          49,015
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.541%, 9/25/34 1                             41,480          39,503
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR2, Cl. 2A2, 4.542%, 3/25/35 1                          30,754          29,737
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 2A2, 4.526%, 4/25/35 1                          50,642          48,506
-----------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36 1                                       79,876          77,359
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 1                                      110,189         106,743

                       F4 | OPPENHEIMER SMA CORE BOND FUND

                                                                                PRINCIPAL
                                                                                   AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------
MULTIFAMILY Continued
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A6, 5.106%, 3/25/36 1                      $   45,162  $        41,933
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1, 5.092%, 3/25/36 1                          46,418
                                                                                                    44,729
                                                                                           -----------------
                                                                                                 2,191,802

------------------------------------------------------------------------------------------------------------
RESIDENTIAL--12.8%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2007-4, Cl. A4, 5.936%, 7/1/17 1                             110,000          104,973
------------------------------------------------------------------------------------------------------------
Bank of America Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2003-1, Cl. A6, 6%, 2/1/33                                                  78,732           78,020
------------------------------------------------------------------------------------------------------------
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg. Pass-Through
Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                              60,000           55,102
------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through
Certificates, Series 2007-HY4, Cl. 1A1, 6.094%, 9/25/47 1                         235,259          211,733
------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21          79,712           76,517
------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2004-24CB, Mtg. Pass-Through Certificates,
Series 2004-24CB, Cl. 1A1, 6%, 11/1/34                                             89,704           84,123
------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2004-28CB, Mtg. Pass-Through Certificates,
Series 2004-28CB, Cl. 3A1, 6%, 1/1/35                                              71,569           65,154
------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-18CB, Mtg. Pass-Through Certificates,
Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                                          140,000          119,602
------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates,
Series 2005-21CB, Cl. A7, 5.50%, 6/1/35                                            81,092           71,867
------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2006-41CB, Mtg. Pass-Through Certificates,
Series 2006-41CB, Cl. 1A10, 6%, 1/1/37                                            244,711          229,987
------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates,
Series 2007-AR1, Cl. 4A1, 5.832%, 3/1/37  1,5                                     126,283          114,462
------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through
Certificates, Series 2007-C7, Cl. A3, 5.866%, 9/11/45                             250,000          239,030
------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Asset-Backed
Certificates, Series 2005-A1, Cl.2 A1, 4.516%, 12/25/34 1                          27,620           27,043
------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through Certificates,
Series 2006-AR, Cl. 5A3, 5.427%, 6/25/36 1                                         70,000           65,947
------------------------------------------------------------------------------------------------------------
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-QS10, Cl. A3, 2.983%, 7/25/34 1                                        42,918           38,340
------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates,
Series 2007-S1, Cl. 3A1, 5.009%, 8/1/22 1                                         247,891          240,249
------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through
Certificates, Series 2003-AR9, Cl. 2A, 4.046%, 9/25/33 1                           73,745           70,601
------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR14, Cl. 1A1, 5.053%, 12/1/35 1                        138,530          134,970

                      F5 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1,
5.75%, 10/25/36 1                                                              $  227,059  $       210,696
------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.13%, 8/25/36 1        220,057          216,026
------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 2A1, 6.611%, 11/1/36 1        38,040           35,939
------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.698%, 6/25/37 1       152,736          141,796
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust,
Mtg. Pass-Through Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                82,792           80,081
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-EE   Trust,
Mtg. Pass-Through Certificates, Series 2004-EE, Cl. 3A1, 4.013%, 12/1/34 1         26,386           26,043
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 4.365%, 9/1/34 1           20,231           19,698
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 5A3, 5.595%, 7/1/36 1                                        41,243           40,312
Series 2006-AR10, Cl. 5A6, 5.595%, 7/1/36 1                                       213,496          205,753
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR13, Cl. A5, 5.752%, 9/1/36 1,5       93,987           71,430
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl. 2A2, 5.54%, 4/1/36 1,5        99,644           65,765
                                                                                           -----------------
                                                                                                 3,141,259
                                                                                           -----------------
Total Mortgage-Backed Obligations (Cost $ 22,158,706)                                           22,146,643

------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--23.7%
------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--5.9%
------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.3%
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                             230,000          200,664
------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                190,000          123,952
                                                                                           -----------------
                                                                                                   324,616

------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                       300,000          296,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14             100,000           92,000
                                                                                           -----------------
                                                                                                   388,625

                      F6 | OPPENHEIMER SMA CORE BOND FUND

                                                                                PRINCIPAL
                                                                                   AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------
MEDIA--2.2%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08 5                               $  160,000  $       161,590
------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                  55,000           55,823
------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                            80,000           67,840
------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                100,000          100,250
------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08                                        150,000          147,375
                                                                                           -----------------
                                                                                                   532,878

------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 5                                    80,000           80,100
------------------------------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc., 4.80% Sr. Nts., 7/15/09                             123,000          120,572
                                                                                           -----------------
                                                                                                   200,672

------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.5%
------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                    100,000          102,967
------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                   15,000           17,723
                                                                                           -----------------
                                                                                                   120,690

------------------------------------------------------------------------------------------------------------
ENERGY--0.9%
------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--0.9%
------------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                      45,000           43,009
------------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12                  25,000           25,238
------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                            30,000           29,786
------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                               120,000          117,332
                                                                                           -----------------
                                                                                                   215,365

------------------------------------------------------------------------------------------------------------
FINANCIALS--15.0%
------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.0%
------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                     215,000          182,998
------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.50% Sub. Nts., 5/11/38                          270,000          251,436
------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38                          310,000          291,748
                                                                                           -----------------
                                                                                                   726,182

------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.0%
------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 6                                       340,000          280,898
------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 6,7                               400,000          280,660
------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                            340,000          273,163
------------------------------------------------------------------------------------------------------------
Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08                                                90,000           89,816
4.70% Nts., 6/30/09                                                                60,000           59,280
                                                                                           -----------------
                                                                                                   983,817

                       F7 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT            VALUE
--------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
SLM Corp.:
3.95% Nts., Series A, 8/15/08                               $      10,000    $       9,933
4% Nts., 1/15/09                                                  115,000          113,604
                                                                             ---------------
                                                                                   123,537

--------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.4%
--------------------------------------------------------------------------------------------
Bank of America Corp.:
8% Unsec. Perpetual Bonds, Series K 6                             180,000          169,063
8.125% Perpetual Bonds, Series M 6                                 30,000           28,395
--------------------------------------------------------------------------------------------
Capmark Financial Group, Inc.:
3.366% Sr. Unsec. Nts., 5/10/10 1                                  75,000           57,844
5.875% Sr. Unsec. Nts., 5/10/12                                   200,000          141,239
--------------------------------------------------------------------------------------------
Citigroup, Inc.:
8.30% Jr. Sub. Bonds, 12/21/57 1                                  250,000          237,130
8.40% Perpetual Bonds, Series E 6                                 105,000           99,945
--------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1 6           210,000          197,490
--------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                        150,000          151,678
                                                                             ---------------
                                                                                 1,082,784

--------------------------------------------------------------------------------------------
INSURANCE--3.1%
--------------------------------------------------------------------------------------------
Axa SA, 6.379% Sub. Perpetual Bonds 6,7                           300,000          241,776
--------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 1            270,000          236,939
--------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 7
                                                                  100,000          116,562
--------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 7
                                                                  150,000          164,610
                                                                             ---------------
                                                                                   759,887

--------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.2%
--------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                  60,000           60,849
--------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                   225,000          230,621
--------------------------------------------------------------------------------------------
UTILITIES--0.3%
--------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10
                                                                   50,000           51,270
--------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                25,000           25,783
                                                                             ---------------
                                                                                    77,053
                                                                             ---------------

Total Corporate Bonds and Notes (Cost $ 6,202,395)                               5,827,576

                      F8 | OPPENHEIMER SMA CORE BOND FUND

                                                                                    SHARES             VALUE
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--1.1%
--------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 2.69% 8,9
(Cost $260,747)                                                                    260,747     $     260,747
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $29,585,324)                                       118.9%       29,197,293
--------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                (18.9)       (4,639,097)
                                                                             ---------------------------------

NET ASSETS                                                                           100.0%    $  24,558,196
                                                                             =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $607,570. See Note 5 of accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $781,950 or 3.18% of the Fund's net assets as of June 30, 2008.

4. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $520,675, which represents 2.12% of the Fund's net assets. See Note 7 of accompanying Notes.

6. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $803,608 or 3.27% of the Fund's net assets as of June 30, 2008.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES        GROSS        GROSS          SHARES
                                            DECEMBER 31, 2007    ADDITIONS   REDUCTIONS   JUNE 30, 2008
---------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                            2,086,864    7,696,004    9,522,121         260,747

                                                                                               DIVIDEND
                                                                                  VALUE          INCOME
---------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                                     $  260,747   $      24,993

9. Rate shown is the 7-day yield as of June 30, 2008.

                      F9 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1 -- quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2 -- inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3 -- unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                            INVESTMENTS IN   OTHER FINANCIAL
                                                                SECURITIES      INSTRUMENTS*
----------------------------------------------------------------------------------------------
Level 1--Quoted Prices                                      $      260,747   $        (6,203)
Level 2--Other Significant Observable Inputs                    28,223,952          (551,504)
Level 3--Significant Unobservable Inputs                           712,594                --
                                                            ----------------------------------
Total                                                       $   29,197,293   $      (557,707)
                                                            ==================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

--------------------------------------------------------------------------------
FUTURE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                           UNREALIZED
                                             NUMBER OF  EXPIRATION                       APPRECIATION
CONTRACT DESCRIPTION              BUY/SELL   CONTRACTS        DATE           VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
U.S. Long Bonds                         Buy          9     9/19/08  $    1,040,344  $          15,829
U.S. Treasury Nts., 2 yr.              Sell         16     9/30/08       3,379,250             (7,222)
U.S. Treasury Nts., 5 yr.              Sell         22     9/30/08       2,432,203              9,002
U.S. Treasury Nts., 10 yr.             Sell         14     9/19/08       1,594,906            (14,304)
                                                                                    -------------------
                                                                                    $           3,305
                                                                                    ===================

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                     BUY/SELL     NOTIONAL         PAY/                    PREMIUM
SWAP                      REFERENCE                    CREDIT       AMOUNT      RECEIVE    TERMINAT      RECEIVED/
COUNTERPARTY              ENTITY                   PROTECTION       (000S)   FIXED RATE        DATE         (PAID)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                          Dillard's, Inc.              Sell      $    45         1.900%    12/20/08      $     --     $       (434)
                          HCP, Inc.                    Sell           60         4.600      3/20/09            --               61
                          iStar Financial, Inc.        Sell           70         4.400     12/20/12            --           (5,793)
                          Kohl's Corp.                 Sell           40         0.900      6/20/13            --             (528)
                          Kohl's Corp.                  Buy           40         1.040      6/20/18            --              842
                          Kohl's Corp.                 Sell           35         1.080      6/20/13            --             (187)
                          Kohl's Corp.                  Buy           35         1.180      6/20/18            --              375

                      F10 | OPPENHEIMER SMA CORE BOND FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
--------------------------------------------------------------------------------

                                                     BUY/SELL     NOTIONAL         PAY/                    PREMIUM
SWAP                      REFERENCE                    CREDIT       AMOUNT      RECEIVE   TERMINATION    RECEIVED/
COUNTERPARTY              ENTITY                   PROTECTION       (000S)   FIXED RATE          DATE       (PAID)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:
Continued

                          Merrill Lynch & Co.,  Inc.     Sell   $      255        0.680%      9/20/08     $     --   $       37
                          Morgan Stanley                 Sell          230        2.150       9/20/08           --          848
                          Six Flags, Inc.                Sell           65        8.250      12/20/08           --       (4,779)
                          XL Capital Ltd.                Sell           85        3.550       9/20/09           --           --
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                          ArvinMeritor, Inc.             Sell          105        2.750       9/20/08           --         (890)
                          CenturyTel, Inc.               Buy            50        1.230       9/20/13           --        1,059
                          Intelsat Ltd.                  Sell           65        3.450       9/20/08           --          259
                          iStar Financial, Inc.          Sell           25        4.000      12/20/12           --       (2,396)
                          iStar Financial, Inc.          Sell           25       12.000       3/20/09           --          920
                          Morgan Stanley                 Sell          245        2.150       9/20/08           --          904
                          Pulte Homes, Inc.              Sell          150        3.450       9/20/09           --         (440)
                          Rite Aid Corp.                 Sell           30        7.500       3/20/09           --          379
                          Saks, Inc.                     Sell          105        2.000       9/20/08           --          107
                          Sprint Nextel Corp.            Sell          370        2.550       3/20/09           --       (2,836)
                          The Bear Stearns Cos., Inc.    Sell          115        2.088      12/20/08           --           50
                          The Goodyear Tire &
                          Rubber Co.                     Sell          100        1.550       9/20/08           --           10
                          TXU Corp.                      Sell           20        5.910      12/20/12           --         (133)
                          TXU Corp.                      Sell           20        6.050      12/20/12           --          (39)
                          TXU Corp.                      Sell           25        6.000      12/20/12           --          (91)
                          Univision
                          Communications, Inc.           Sell            5       14.600       3/20/09           --          275
                          Vale Overseas Ltd.             Sell          125        1.270       8/20/17           --       (1,153)
                          Vornado Realty LP              Sell           40        3.600       3/20/09           --          946
                          Wachovia Corp.                 Sell           80        1.000       3/20/09           --            5
                          Washington Mutual, Inc.        Sell           45        6.500      12/20/08           --         (186)
                          Washington Mutual, Inc.        Sell          150        6.800       6/20/09           --       (1,345)
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                          ABX.HE.AA.06-2 Index           Sell           30        0.170       5/25/46        3,600      (23,891)
                          Ambac Assurance Corp.          Sell           50        8.450      12/20/08           --       (4,255)
                          Ambac Assurance Corp.          Sell          100        4.550       9/20/08           --       (7,813)
                          Ambac Assurance Corp.          Sell           80        4.550       9/20/08           --       (6,250)
                          American International
                          Group, Inc.                    Sell          255        1.650       3/20/09           --           65
                          CDX.NA.IG.10 Index             Buy           420        1.550       6/20/13        9,319       (2,314)
                          Cemex                          Sell           40        2.000       3/20/09           --            9
                          Centex Corp.                   Sell          100        1.550       9/20/09           --       (2,561)
                          CenturyTel, Inc.               Buy            85        1.230       9/20/13           --        1,801
                          Citigroup, Inc.                Sell          150        1.200       9/20/08           --       (4,639)
                          Countrywide Home
                          Loans, Inc.                    Sell           65        3.250       9/20/08           --         (400)

                      F11 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
--------------------------------------------------------------------------------

                                                     BUY/SELL      NOTIONAL        PAY/                    PREMIUM
SWAP                 REFERENCE                         CREDIT        AMOUNT     RECEIVE   TERMINATION    RECEIVED/
COUNTERPARTY         ENTITY                        PROTECTION        (000S)  FIXED RATE          DATE       (PAID)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Continued
                     CVRD Inco Ltd.                       Buy    $      125       0.660%      9/20/17   $       --   $    2,417
                     Georgia-Pacific Corp.               Sell           100       1.750       9/20/08           --         (405)
                     Intelsat Ltd.                       Sell            25       2.850       9/20/08           --           62
                     iStar Financial, Inc.               Sell            70       3.000      12/20/08           --       (2,328)
                     iStar Financial, Inc.               Sell            10       4.320      12/20/12           --         (854)
                     iStar Financial, Inc.               Sell            60      12.000       3/20/09           --        2,209
                     iStar Financial, Inc.               Sell           120       2.925      12/20/08           --       (4,034)
                     Jones Apparel Group, Inc.           Sell            40       2.720       6/20/13           --         (786)
                     Jones Apparel Group, Inc.            Buy            40       2.635       6/20/18           --        1,208
                     Kohl's Corp.                        Sell            40       1.180       6/20/13           --          (39)
                     Kohl's Corp.                         Buy            40       1.300       6/20/18           --           74
                     Lehman Brothers
                     Holdings, Inc.                      Sell           130       1.410       9/20/08           --       (1,539)
                     Liz Claiborne, Inc.                 Sell           150       3.250       6/20/09           --           93
                     MBIA, Inc.                          Sell           125       1.300       9/20/08           --      (10,088)
                     MBIA Insurance Corp.                Sell           185       8.850      12/20/08           --      (32,408)
                     Owens-Illinois, Inc.                Sell            55       1.250       9/20/08           --           13
                     Prudential Financial, Inc.          Sell            95       2.050       6/20/09           --          (36)
                     The Bear Stearns Cos., Inc.         Sell           255       2.350       9/20/08           --         (252)
                     TXU Corp.                           Sell           190       2.550       9/20/08           --         (760)
                     Vornado Realty LP                   Sell            80       3.875       6/20/09           --        2,059
                     Wachovia Corp.                      Sell           175       1.000       3/20/09           --           12
                     Washington Mutual, Inc.             Sell            80       4.500      12/20/08           --       (1,112)
                     Washington Mutual, Inc.             Sell            15       4.500      12/20/08           --         (209)
                     XL Capital Ltd.                     Sell           100       3.550       9/20/09           --         (319)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP   R.H. Donnelley Corp.                Sell            85       9.000       3/20/09           --        1,994
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                     ABX.HE.AA.06-2 Index                Sell            90       0.170       5/25/46       58,268      (71,762)
                     Ambac Assurance Corp.               Sell            45       8.500      12/20/08           --       (3,820)
                     Ambac Assurance Corp.               Sell            40       4.650       9/20/08           --       (3,116)
                     Cemex, Sociedad Anonima
                     Bursatil De Capital Variable        Sell            80       1.950       3/20/09           --          (12)
                     Centex Corp.                        Sell            55       3.750       6/20/09           --           42
                     CenturyTel, Inc.                     Buy            40       1.230       9/20/13           --          847
                     Dole Food Co., Inc.                 Sell           100       3.450       9/20/08           --         (779)
                     D.R. Horton, Inc.                   Sell           190       4.200      12/20/08           --          268
                     Eastman Kodak Co.                   Sell           250       2.950       6/20/13           --       (9,536)
                     Eastman Kodak Co.                    Buy           250       3.100       6/20/18           --       14,835
                     General Mills, Inc.                 Sell           190       0.400      12/20/12           --           21
                     Genworth Financial, Inc.            Sell           120       3.250       3/20/09           --          156


                      F12 | OPPENHEIMER SMA CORE BOND FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
--------------------------------------------------------------------------------

                                                     BUY/SELL      NOTIONAL        PAY/                    PREMIUM
SWAP                 REFERENCE                         CREDIT        AMOUNT     RECEIVE   TERMINATION    RECEIVED/
COUNTERPARTY         ENTITY                        PROTECTION        (000S)  FIXED RATE          DATE       (PAID)        VALUE
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.: Continued
                     Harrah's Operating Co., Inc.        Sell  $        150       5.000%      3/20/10   $    7,500   $  (12,127)
                     K. Hovnanian Enterprises, Inc.      Sell           100       7.500       9/20/08           --           78
                     Levi Strauss & Co.                  Sell           100       1.600       9/20/08           --          158
                     Limited Brands, Inc.                Sell            40       2.900       6/20/13           --          (15)
                     Limited Brands, Inc.                 Buy            40       2.930       6/20/18           --       (1,962)
                     Liz Claiborne, Inc.                 Sell            20       2.750       6/20/13           --         (290)
                     Liz Claiborne, Inc.                  Buy            20       2.600       6/20/18           --          690
                     Liz Claiborne, Inc.                 Sell            60       3.150       6/20/13           --          103
                     Liz Claiborne, Inc.                  Buy            60       2.920       6/20/18           --          824
                     Macy's, Inc.                        Sell            75       2.610       6/20/13           --        1,980
                     Macy's, Inc.                         Buy            75       2.540       6/20/18           --         (974)
                     Macy's, Inc.                        Sell            40       2.570       6/20/13           --          988
                     Macy's, Inc.                         Buy            40       2.500       6/20/18           --         (410)
                     Merrill Lynch & Co., Inc.           Sell            45       3.000       9/20/08           --          271
                     Morgan Stanley                      Sell           255       0.640       9/20/08           --          (35)
                     Prudential Financial, Inc.          Sell            95       2.100       6/20/09           --           10
                     R.H. Donnelley Corp.                Sell            15       5.000       3/20/09        1,500         (578)
                     Rite Aid Corp.                      Sell           100       3.250       9/20/08           --       (1,567)
                     Saks, Inc.                          Sell           100       1.700       9/20/08           --           26
                     Sprint Nextel Corp.                  Buy           190       3.210       9/20/18           --          205
                     Sprint Nextel Corp.                 Sell           445       3.650       6/20/11           --          105
                     Tenet Healthcare Corp.              Sell           100       4.900       3/20/09           --        1,445
                     The Hartford Financial Services
                     Group, Inc.                         Sell            40       2.350       3/20/09           --          398
                     The Hartford Financial Services
                     Group, Inc.                         Sell            40       2.350       3/20/09           --          398
                     Toys "R" Us, Inc.                   Sell           100       3.250       9/20/08           --       (1,148)
                     Toys "R" Us, Inc.                   Sell            25       8.610       3/20/09           --          692
                     Toys "R" Us, Inc.                   Sell            10       8.610       3/20/09           --          277
                     Univision Communications, Inc.      Sell            15       3.000      12/20/08           --         (543)
                     Univision Communications, Inc.      Sell           140       3.000      12/20/08           --       (5,070)
                     Washington Mutual, Inc.             Sell            45       6.800       6/20/09           --         (403)
                     Washington Mutual, Inc.             Sell            35       4.400      12/20/08           --         (504)
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                     ABX.HE.AA.06-2 Index                Sell            40       0.170       5/25/46        4,000      (31,894)
                     Countrywide Home
                     Loans, Inc.                         Sell           315       0.750       9/20/08           --       (3,913)
                     First Data Corp.                    Sell           105       3.600       9/20/08           --           83

                       F13 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS: Continued
--------------------------------------------------------------------------------

                                                  BUY/SELL      NOTIONAL          PAY/                    PREMIUM
SWAP               REFERENCE                        CREDIT        AMOUNT       RECEIVE  TERMINATION     RECEIVED/
COUNTERPARTY       ENTITY                       PROTECTION        (000S)    FIXED RATE         DATE        (PAID)         VALUE
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.: Continued
                   Ford Motor Co.                     Sell      $    190        6.050%     12/20/17     $      --  $    (46,002)
                   General Motors Corp.               Sell           130        5.050      12/20/17            --       (42,428)
                   Harrah's Operating Co., Inc.       Sell           190        2.200       9/20/08            --        (1,913)
                   J.C. Penney Co., Inc.              Sell            70        1.300      12/20/17            --        (2,139)
                   J.C. Penney Co., Inc.              Sell            60        1.070      12/20/17            --        (2,789)
                   Jones Apparel Group, Inc.          Sell            80        3.200       6/20/13            --           (22)
                   Jones Apparel Group, Inc.           Buy            80        2.970       6/20/18            --           675
                   Kohl's Corp.                        Buy            90        0.660      12/20/17            --         2,352
                   Kohl's Corp.                        Buy           105        0.870      12/20/17            --         1,137
                   Lehman Brothers
                   Holdings, Inc.                     Sell           125        0.700       9/20/10            --        (5,842)
                   Lennar Corp.                       Sell           190        2.900      12/20/08            --        (3,438)
                   Liz Claiborne, Inc.                Sell            75        3.100       6/20/13            --           (23)
                   Liz Claiborne, Inc.                 Buy            75        2.900       6/20/18            --         1,127
                   Merrill Lynch & Co., Inc.          Sell           220        3.000       9/20/08            --         1,325
                   Merrill Lynch & Co., Inc.          Sell            90        3.250       9/20/08            --           599
                   Residential Capital LLC            Sell           150        6.120       9/20/08            --        (2,660)
                   Sara Lee Corp.                      Buy           190        0.418       9/20/12            --           397
                   The Hartford Financial
                   Services Group, Inc.               Sell            40        2.400       3/20/09            --           412
                                                                                                         ------------------------
                                                                                                         $ 84,187  $   (334,219)
                                                                                                         ========================

--------------------------------------------------------------------------------
INTEREST RATE SWAPS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                              NOTIONAL          PAID BY      RECEIVED BY      TERMINATION
COUNTERPARTY                        AMOUNT         THE FUND         THE FUND             DATE           VALUE
---------------------------------------------------------------------------------------------------------------
                                                     Three-
                                                  Month USD
Credit Suisse International       $280,000        BBA LIBOR           5.428%           8/7/17        $ 20,063
---------------------------------------------------------------------------------------------------------------
                                                     Three-
                                                  Month USD
Deutsche Bank AG                   230,000        BBA LIBOR           5.445            8/8/17          16,778
                                                                                                     ----------
                                                                                                     $ 36,841
                                                                                                     ==========

Abbreviation is as follows:

BBA LIBOR    British Bankers' Association London-Interbank Offered Rate

                      F14 | OPPENHEIMER SMA CORE BOND FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                         NOTIONAL           PAID BY          RECEIVED BY    TERMINATION
COUNTERPARTY                   AMOUNT          THE FUND             THE FUND           DATE          VALUE
-------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG
                                                            If negative, the
                                       If positive, the      Total Return of
                                        Total Return of           the Lehman
                                             the Lehman        Brothers U.S.
                                          Brothers U.S.        CMBS AAA 8.5+
                                               CMBS AAA       Index minus 15
                          $ 1,100,000        8.5+ Index         basis points         8/1/08       $(43,339)
-------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                       If positive, the     If negative, the
                                        Total Return of      Total Return of
                                             the Lehman           the Lehman
                                          Brothers U.S.        Brothers U.S.
                                               CMBS AAA             CMBS AAA
                              600,000        8.5+ Index           8.5+ Index         3/1/09        (23,514)
                                                            If negative, the
                                       If positive, the      Total Return of
                                        Total Return of           the Lehman
                                             the Lehman        Brothers U.S.
                                          Brothers U.S.        CMBS AAA 8.5+
                                               CMBS AAA       Index plus 200
                              380,000        8.5+ Index         basis points         3/1/09         (9,250)
-------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:
                                                            If negative, the
                                       If positive, the      Total Return of
                                        Total Return of           the Lehman
                                             the Lehman        Brothers U.S.
                                          Brothers U.S.       CMBS AAA Index
                                               CMBS AAA              plus 25
                              400,000             Index         basis points         2/1/09         (8,255)
                                       If positive, the     If negative, the
                                        Total Return of  Total Return of the
                                             the Lehman      Lehman Brothers
                                          Brothers U.S.        U.S. CMBS AAA
                                               CMBS AAA      8.5+ Index plus
                              240,000        8.5+ Index     250 basis points         3/1/09         (9,042)
                                       If positive, the     If negative, the
                                        Total Return of  Total Return of the
                                             the Lehman      Lehman Brothers
                                          Brothers U.S.        U.S. CMBS AAA
                                               CMBS AAA     8.5+ Index minus
                              360,000        8.5+ Index      35 basis points        12/1/08        (14,304)

                      F15 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS: Continued
--------------------------------------------------------------------------------

SWAP                  NOTIONAL                 PAID BY               RECEIVED BY         TERMINATION
COUNTERPARTY            AMOUNT                THE FUND                  THE FUND                DATE               VALUE
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:                       If positive, the          If negative, the
                                       Total Return of       Total Return of the
                                            the Lehman           Lehman Brothers
                                         Brothers U.S.             U.S. CMBS AAA
                                              CMBS AAA          8.5+ Index minus
                   $   360,000              8.5+ Index           30 basis points              8/1/08          $  (14,155)
                                      If positive, the          If negative, the
                                       Total Return of       Total Return of the
                                            the Lehman           Lehman Brothers
                                         Brothers U.S.             U.S. CMBS AAA
                                              CMBS AAA           8.5+ Index plus
                       200,000              8.5+ Index          150 basis points              8/1/08              (7,265)
                                      If positive, the
                                       Total Return of          If negative, the
                                            the Lehman       Total Return of the
                                         Brothers U.S.           Lehman Brothers
                                         CMBS AAA 8.5+             U.S. CMBS AAA
                     1,150,000                   Index                8.5+ Index              8/1/08             (44,644)
                                      If positive, the          If negative, the
                                       Total Return of       Total Return of the
                                            the Lehman           Lehman Brothers
                                         Brothers U.S.             U.S. CMBS AAA
                       400,000          CMBS AAA Index                     Index              2/1/09              (7,150)
                                      If positive, the          If negative, the
                                       Total Return of       Total Return of the
                                            the Lehman           Lehman Brothers
                                         Brothers U.S.             U.S. CMBS AAA
                       800,000          CMBS AAA Index                     Index              3/1/09             (13,973)
                                      If positive, the          If negative, the
                                       Total Return of       Total Return of the
                                            the Lehman           Lehman Brothers
                                         Brothers U.S.             U.S. CMBS AAA
                                         CMBS AAA 8.5+           8.5+ Index plus
                       350,000                   Index          250 basis points              3/1/09              (5,680)
                                      If positive, the          If negative, the
                                       Total Return of       Total Return of the
                                            the Lehman           Lehman Brothers
                                         Brothers U.S.             U.S. CMBS AAA
                                         CMBS AAA 8.5+       8.5+ Index plus 350
                       570,000                   Index              basis points              3/1/09              (5,019)
                                      If positive, the          If negative, the
                                       Total Return of       Total Return of the
                                            the Lehman           Lehman Brothers
                                         Brothers U.S.             U.S. CMBS AAA
                                         CMBS AAA 8.5+          8.5+ Index minus
                       990,000                   Index           50 basis points             12/1/08             (38,602)
                                      If positive, the          If negative, the
                                       Total Return of       Total Return of the
                                            the Lehman           Lehman Brothers
                                         Brothers U.S.             U.S. CMBS AAA
                                         CMBS AAA 8.5+          8.5+ Index minus
                       250,000                   Index           65 basis points             12/1/08              (9,934)
                                                                                                              ------------
                                                                                                              $ (254,126)
                                                                                                              ============

Abbreviation is as follows:

CMBS        Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F16 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

June 30, 2008
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $29,324,577)                                          $  28,936,546
Affiliated companies (cost $260,747)                                                     260,747
                                                                                   ---------------
                                                                                      29,197,293
--------------------------------------------------------------------------------------------------
Cash                                                                                      58,229
--------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $10,819)                                               85,966
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                   182,758
Investments sold                                                                          13,993
Other                                                                                        867
                                                                                   ---------------
Total assets                                                                          29,539,106

--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------

Swaps, at value (premiums received $73,368)                                              637,470
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis                       4,186,762
Dividends                                                                                137,931
Futures margins                                                                            6,203
Trustees' compensation                                                                       269
Other                                                                                     12,275
                                                                                   ---------------
Total liabilities                                                                      4,980,910

--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $  24,558,196
                                                                                   ===============

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                         $       2,514
--------------------------------------------------------------------------------------------------
Additional paid-in capital                                                            25,134,989
--------------------------------------------------------------------------------------------------
Accumulated net investment income                                                         93,525
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                             179,211
--------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                              (852,043)
                                                                                   ---------------
NET ASSETS--applicable to 2,513,728 shares of beneficial interest outstanding      $  24,558,196
                                                                                   ===============

--------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE           $        9.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                      F17 | OPPENHEIMER SMA CORE BOND FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------

Interest                                                                           $     737,415
--------------------------------------------------------------------------------------------------
Fee income                                                                                26,130
--------------------------------------------------------------------------------------------------
Dividends from affiliated companies                                                       24,993
                                                                                   ---------------
Total investment income                                                                  788,538

--------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------

Management fees                                                                           43,340
--------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                               27,246
--------------------------------------------------------------------------------------------------
Shareholder communications                                                                 8,468
--------------------------------------------------------------------------------------------------
Trustees' compensation                                                                       264
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  148
--------------------------------------------------------------------------------------------------
Other                                                                                      2,165
                                                                                   ---------------
Total expenses                                                                            81,631
Less reduction to custodian expenses                                                        (122)
Less waivers and reimbursements of expenses                                              (81,245)
                                                                                   ---------------
Net expenses                                                                                 264

--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                    788,274

--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies                                                    1,278
Closing and expiration of futures contracts                                              (64,695)
Short positions                                                                           (2,056)
Swap contracts                                                                           184,055
                                                                                   ---------------
Net realized gain                                                                        118,582
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                             (742,441)
Futures contracts                                                                         25,133
Short positions                                                                            2,331
Swap contracts                                                                          (410,554)
                                                                                   ---------------
Net change in unrealized depreciation                                                 (1,125,531)

--------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    (218,675)
                                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F18 | OPPENHEIMER SMA CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       SIX MONTHS                YEAR
                                                                            ENDED               ENDED
                                                                    JUNE 30, 2008        DECEMBER 31,
                                                                      (UNAUDITED)               20071
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------

Net investment income                                              $      788,274    $        641,850
-------------------------------------------------------------------------------------------------------
Net realized gain                                                         118,582             234,160
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                   (1,125,531)            273,488
                                                                   ------------------------------------
Net increase (decrease) in net assets resulting from operations          (218,675)          1,149,498

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------

Dividends from net investment income                                     (787,784)           (642,334)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                           --             (80,012)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest
transactions                                                                   --          25,037,503

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------

Total increase (decrease)                                              (1,006,459)         25,464,655
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    25,564,655             100,000 2
                                                                   ------------------------------------
End of period (including accumulated net investment income of
$93,525 and $93,035, respectively)                                 $   24,558,196    $     25,564,655
                                                                   ====================================

1. For the period from July 23, 2007 (commencement of operations) to December 31, 2007.

2. Reflects the value of the Manager's initial seed money investment on May 14, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F19 | OPPENHEIMER SMA CORE BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS              PERIOD
                                                                                    ENDED               ENDED
                                                                            JUNE 30, 2008            DEC. 31,
                                                                              (UNAUDITED)               20071
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                        $       10.17          $    10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                               .31                 .26
Net realized and unrealized gain (loss)                                              (.40)                .20
                                                                            -----------------------------------
Total from investment operations                                                     (.09)                .46
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                 (.31)               (.26)
Distributions from net realized gain                                                   --                (.03)
Total dividends and/or distributions to shareholders                                 (.31)               (.29)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $       9.77          $    10.17
                                                                             ==================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                  (0.85)%              4.61%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                     $     24,558          $   25,565
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                            $     24,897          $   25,034
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                6.37%               5.78%
Total expenses                                                                       0.66%               0.77%
Expenses after payments, waivers and/or reimbursements and reduction to
custodian expenses                                                                   0.00% 5             0.00% 5
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 6                                                              32%                 48%

1. For the period from July 23, 2007 (commencement of operations) to December 31, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage related securities as follows:

                                                   PURCHASE TRANSACTIONS    SALE TRANSACTIONS
-----------------------------------------------------------------------------------------------
Six Months Ended June 30, 2008                               $17,499,610         $ 13,520,130
Period Ended December 31, 2007                               $21,170,290         $ 20,971,756

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F20 | OPPENHEIMER SMA CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer SMA Core Bond Fund (the "Fund") is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to seek total return by investing mainly in debt instruments. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      Shares of the Fund may be purchased only by or on behalf of separately managed account clients ("wrap-fee" accounts) who have retained OFI Private Investments Inc. or certain of its affiliates (individually or collectively referred to as "OFI PI"), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program. As of June 30, 2008, 100% of the shares were owned by the Manager and its affiliates.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign

                      F21 | OPPENHEIMER SMA CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as

                      F22 | OPPENHEIMER SMA CORE BOND FUND
long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                         WHEN-ISSUED OR DELAYED DELIVERY
                                                      BASIS TRANSACTIONS
         ------------------------------------------------------------------
         Purchased securities                                 $4,186,762

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund

                      F23 | OPPENHEIMER SMA CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes straddle losses of $3,417.

      As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will utilize $3,417 of capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

                      F24 | OPPENHEIMER SMA CORE BOND FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities                    $   29,585,324
        Federal tax cost of other investments                 (6,453,508)
                                                          --------------
        Total federal tax cost                            $   23,131,816
                                                          ==============

        Gross unrealized appreciation                     $      485,224
        Gross unrealized depreciation                         (1,337,267)
                                                          --------------
        Net unrealized depreciation                       $     (852,043)
                                                          ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed

                      F25 | OPPENHEIMER SMA CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED JUNE 30, 2008    PERIOD ENDED DECEMBER 31, 2007 1,2
                                   SHARES            AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------
Sold                                   --          $     --          2,503,728       $ 25,037,500
Dividends and/or
distributions reinvested              118             1,164                104              1,055
Redeemed                             (118)           (1,164)              (104)            (1,052)
                             ----------------------------------------------------------------------
Net increase                           --          $     --          2,503,728       $ 25,037,503
                             ======================================================================

1. For the period from July 23, 2007 (commencement of operations) to December 31, 2007.

2. The Fund sold 10,000 shares at a value of $100,000 to the Manager upon seeding of the Fund on May 14, 2007.

                      F26 | OPPENHEIMER SMA CORE BOND FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                                 PURCHASES                SALES
         ------------------------------------------------------------------------
         Investment securities                $  5,721,453         $  5,285,666
         U.S. government and
         government agency obligations                  --               91,953
         To Be Announced (TBA)
         mortgage-related securities            17,499,610           13,520,130

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. The Manager has contractually agreed to waive the entire amount of its advisory fee, which is 0.35% of the average net assets, and the Fund does not pay any other fee for the Manager's services. A portion of the "wrap-fee" that investors pay to the "wrap-fee" program sponsor may be attributed to the management of the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid no fees to OFS for services to the Fund.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, transfer agent fees and fees paid to the independent Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a "wrap fee" to their program sponsor. During the six months ended June 30, 2008, the Manager waived management fees in the amount of $43,340. During the six months ended June 30, 2008, the Manager reimbursed expenses in the amount of $37,905.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

                      F27 | OPPENHEIMER SMA CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
6. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counter-party defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

                      F28 | OPPENHEIMER SMA CORE BOND FUND

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counter-parties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

      Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counter-parties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

                      F29 | OPPENHEIMER SMA CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

                      F30 | OPPENHEIMER SMA CORE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       15 | OPPENHEIMER SMA CORE BOND FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SMA Core Bond Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008